Capital Lease Obligations - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Lease Obligations Additional Information [Line Items]
Depreciation and Amortization	$ 98,348	$ 135,827	$ 468,817	$ 468,823
Assets Held Under Capital Leases [Member]
Capital Lease Obligations Additional Information [Line Items]
Depreciation and Amortization			34,433	75,713
Maximum [Member]
Capital Lease Obligations Additional Information [Line Items]
Capital Lease Obligation Monthly Lease Payments			2,049
Capital Lease Obligation Interest Rate			32.46%
Minimum [Member]
Capital Lease Obligations Additional Information [Line Items]
Capital Lease Obligation Monthly Lease Payments			$ 176
Capital Lease Obligation Interest Rate			9.80%